Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	6 Months Ended
Jun. 30, 2026
Disposal Groups [Abstract]
Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	15Assets held for sale, liabilities of disposal groups held for sale and business acquisitions

	At
	30 Jun 2026	31 Dec 2025
	$m	$m
Disposal groups	22,336	9,713
Unallocated impairment losses[1]	(267)	(93)
Non-current assets held for sale	663	1,495
Assets held for sale	22,732	11,115
Liabilities of disposal groups held for sale	30,097	23,382
1This represents impairment losses in excess of the carrying value of the non-current assets in scope of IFRS 5 for measurement, recognised against the total assets of the disposal group.
Disposal groups
During the first half of 2026, we recognised a pre-tax loss on disposal of $0.3bn related to the planned sale of our business in Malta, a loss of
$0.2bn following completion of the sale of our UK life insurance entity and an immaterial gain on disposal following completion of the sale of our retail banking business in Sri Lanka. We reported balances of $22.7bn in assets held for sale and $30.1bn in liabilities held for sale at 30 June 2026, which were predominantly business groups that met held for sale criteria. This included classification to held for sale of $19.3bn in assets and
$20.4bn in liabilities in respect of our business in Malta, our Singapore insurance business and our retail banking business in Indonesia, which was offset by derecognitions following completion of the sale of our UK life insurance entity and our business in South Africa.
On 2 August 2026, HSBC Bank Egypt S.A.E., an indirect subsidiary of HSBC Holdings plc, entered into a binding agreement to sell its retail banking business to Emirates NBD Egypt (S.A.E), a direct subsidiary of Emirates NBD Bank PJSC. The transaction, which remains subject to regulatory approval, is expected to complete in the second half of 2027 and to generate an estimated pre-tax gain of $0.3bn, inclusive of related transaction and migration costs and write-offs, that will be recognised largely upon completion. The disposal group, comprising $0.4bn in assets and $2.8bn in liabilities at 30 June 2026, is expected to be classified as held for sale in the third quarter of 2026.
On 31 July 2026, HSBC Bank Australia Limited (‘HSBC Australia’), an indirect wholly-owned subsidiary of HSBC Holdings plc, entered into an agreement to sell its portfolio of home and personal loans to Virgo BidCo Pty Ltd, an entity wholly-owned by funds managed by affiliates of
Blackstone Inc. The disposal group, comprising $25.3bn in assets at 30 June 2026, is expected to be classified as held for sale in the third quarter of 2026. The transaction, which remains subject to regulatory and competition approvals, is expected to complete in the first half of 2027, and to generate an immaterial loss, inclusive of related costs and write-offs. The remainder of HSBC Australia’s retail banking business will be wound down in a phased manner over the next 18 months. HSBC Australia’s CIB, Asset Management and Private Banking businesses will be consolidated into The Hongkong and Shanghai Banking Corporation Limited Sydney Branch, subject to regulatory approval, simplifying HSBC’s entity footprint.
We expect to incur $0.3bn in associated restructuring costs and write-offs. Following disposal and wind-down actions, including the transfer of certain mortgage securitisation-related roles held by HSBC Australia, cumulative foreign currency translation reserves are expected to be recycled to the income statement. As at 30 June 2026, foreign currency translation reserve losses stood at $0.3bn.
On 24 July 2026, HSBC Insurance (Asia Pacific) Holdings Limited, an indirect wholly-owned subsidiary of HSBC Holdings plc, entered into an agreement to sell its Singapore insurance business, HSBC Life (Singapore) Pte. Ltd, to Allianz Asia Holdings Pte. Ltd. At 30 June 2026, given the advanced stage of agreement on deal terms and that completion was expected within 12 months, the disposal group met the criteria for classification as held for sale. As a result, total assets of $10.7bn and total liabilities of $10.4bn, including insurance manufacturing CSM of $1.4bn, were classified as held for sale. The transaction, which remains subject to regulatory approval, is expected to generate an estimated pre-tax gain on disposal of $1.8bn at the HSBC Group consolidated level, inclusive of related transaction and migration costs, goodwill write-off and recycling of foreign currency translation reserves, which will be recognised largely upon completion, expected in the first half of 2027.
On 10 July 2026, HSBC Latin America Holdings (UK) Limited completed the sale of HSBC Bank (Uruguay) S.A. to a subsidiary of BTG Pactual
Holding SA. Prior to their derecognition at completion, as at 30 June 2026, related balances stood at $2.3bn in assets and $2.1bn in liabilities. On completion, we recycled immaterial foreign currency translation and other reserves losses to the income statement.
On 4 May 2026, PT Bank HSBC Indonesia, an indirect subsidiary of HSBC Holdings plc, entered into a binding agreement to sell its retail banking business to PT Bank OCBC NISP Tbk. The disposal group met the held for sale criteria and $0.2bn in assets and $1.9bn in liabilities were classified as held for sale at 30 June 2026. The transaction, which is subject to regulatory approval, is expected to complete in the first half of 2027, at which point, subject to variable consideration terms, an estimated pre-tax gain of up to $0.4bn will be recognised.
On 30 April 2026, The Hongkong and Shanghai Banking Corporation Limited completed the sale of its retail banking business in Sri Lanka to Nations
Trust Bank PLC. An immaterial pre-tax gain on disposal was recognised following completion.
On 27 February 2026, HSBC Bank plc completed the transfer of its business in South Africa to local lender FirstRand Bank Ltd. Prior to their derecognition at completion, as at 31 December 2025, related balances stood at $0.4bn in assets and $2.1bn in liabilities. Upon subsequent substantive wind-down of the entity, expected in the second half of 2026, cumulative foreign currency translation reserves and other reserves will recycle to the income statement. At 30 June 2026, foreign currency translation reserve and other reserve losses stood at $0.1bn.
On 30 January 2026, HSBC Bank plc completed the sale of its UK life insurance entity, HSBC Life (UK) Limited, to Chesnara plc. Prior to their derecognition at completion, as at 31 December 2025, related balances stood at $6.6bn in assets and $6.4bn in liabilities. On completion, we recognised a loss of $0.2bn following the recycling of foreign currency translation reserves to the income statement.
On 16 September 2025, HSBC Continental Europe entered into a put option agreement with CrediaBank S.A. for the potential sale of its 70.03%
majority stake in HSBC Bank Malta p.l.c. On 22 December 2025, following completion of the employee information and consultation process in
France and in line with the put option terms, a sale and purchase agreement was signed. The disposal group met the held for sale criteria in the first quarter of 2026 at which point a pre-tax loss on disposal of $0.3bn was recognised. As at 30 June 2026, $8.4bn of assets and $8.0bn of liabilities remained classified as held for sale. The transaction, which remains subject to regulatory approval, is expected to complete in the first half of 2027.
On 11 July 2025, HSBC Continental Europe, a wholly-owned subsidiary of HSBC Bank plc, reached an agreement to sell its fund administration business, Internationale Kapitalanlagegesellschaft mbH, to BlackFin Capital Partners S.A.S. The disposal group met the held for sale criteria in the third quarter of 2025, with immaterial balances remaining classified as held for sale at 30 June 2026. This transaction, which has received regulatory approval, is expected to complete in the second half of 2026, at which point an immaterial gain on disposal will be recognised.
On 27 June 2025, HSBC Continental Europe reached an agreement to sell its custody business in Germany to BNP Paribas. This transaction will be completed in a phased manner, with a number of phases completed in the first half of 2026. While client consent and related operational requirements may extend the timing for completion of all client transfers, given the signing of a sale and purchase agreement, the disposal group met the held for sale criteria in the second quarter of 2025, with balances remaining classified as held for sale at 30 June 2026 of $0.7bn in assets and $7.6bn in liabilities. The sale is expected to generate an estimated pre-tax gain on disposal of $0.1bn, recognised in line with completion of client transfers.
At 30 June 2026, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	Malta	German custody business[1]	Uruguay	Indonesia retail banking business[2]	Singapore insurance business	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	37	—	417	13	—	—	467
Trading assets	—	—	59	—	—	—	59
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	834	—	—	—	10,233	—	11,067
Derivatives	2	—	3	—	33	—	38
Loans and advances to banks	1,034	6	41	—	66	—	1,147
Loans and advances to customers	3,071	651	1,363	210	11	15	5,321
Financial investments	3,265	—	347	—	—	—	3,612
Goodwill	—	—	—	7	121	—	128
Prepayments, accrued income and other assets	112	32	57	13	273	10	497
Total assets at 30 Jun 2026	8,355	689	2,287	243	10,737	25	22,336

Liabilities of disposal groups held for sale
Deposits by banks	—	55	1	—	—	—	56
Customer accounts	7,091	7,510	1,528	1,904	—	1	18,034
Financial liabilities designated at fair value	197	—	—	9	—	—	206
Derivatives	3	—	2	—	4	—	9
Insurance contract liabilities	630	—	—	—	10,015	—	10,645
Debt securities in issue	—	—	473	—	—	—	473
Accruals, deferred income and other liabilities	125	35	73	4	415	22	674
Total liabilities at 30 Jun 2026	8,046	7,600	2,077	1,917	10,434	23	30,097

Expected date of completion	First half of 2027	First half of 2027	Second half of 2026	First half of 2027	First half of 2027
Operating segment	CIB, IWPB and Corporate Centre	CIB	CIB, IWPB and Corporate Centre	IWPB	IWPB
At 31 December 2025, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	South Africa	German custody business[1]	Uruguay	UK life insurance business	Sri Lanka retail banking business	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	335	—	2	—	337
Trading assets	—	—	113	—	—	—	113
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	—	—	6,351	—	—	6,351
Derivatives	8	—	6	—	—	—	14
Loans and advances to banks	—	16	29	—	—	—	45
Loans and advances to customers	431	323	1,314	—	101	21	2,190
Financial investments	—	—	294	—	—	—	294
Goodwill	—	—	—	—	3	—	3
Prepayments, accrued income and other assets	3	17	51	273	15	7	366
Total assets at 31 Dec 2025	442	356	2,142	6,624	121	28	9,713

Liabilities of disposal groups held for sale
Deposits by banks	—	116	15	—	—	—	131
Customer accounts	2,056	12,316	1,369	—	430	2	16,173
Financial liabilities designated at fair value	—	—	—	1,345	—	—	1,345
Derivatives	13	—	3	—	—	—	16
Debt securities in issue	—	—	495	—	—	—	495
Insurance contract liabilities	—	—	—	4,925	—	—	4,925
Accruals, deferred income and other liabilities	13	33	77	116	40	18	297
Total liabilities at 31 Dec 2025	2,082	12,465	1,959	6,386	470	20	23,382
1Under the financial terms of the sale of our custody business in Germany, HSBC Continental Europe will transfer a nil net asset value for each client transferred, by way of inclusion of additional cash.
2    Under the financial terms of the sale of our Indonesia retail banking business, PT Bank HSBC Indonesia will transfer the business at a nil net asset value by way of inclusion of additional cash.